Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Description of Objectives, Policies and Processes for Managing Risk [Line Items]
Net Fair Value of Risk Management Positions

Net Fair Value of Risk Management Positions

As at December 31, 2017	Notional Volumes	Terms	Average Price	Fair Value Asset (Liability)

Crude Oil Contracts
Fixed Price Contracts
Brent Fixed Price	60,000 bbls/d	January – June 2018	US$53.34/bbl	(172)
WTI Fixed Price	150,000 bbls/d	January – June 2018	US$48.91/bbl	(384)
WTI Fixed Price	75,000 bbls/d	July – December 2018	US$49.32/bbl	(158)
Brent Put Options	25,000 bbls/d	January – June 2018	US$53.00/bbl	1
Brent Collars	80,000 bbls/d	January – June 2018	US$49.54 – US$59.86/bbl	(124)
Brent Collars	75,000 bbls/d	July – December 2018	US$49.00 – US$59.69/bbl	(110)
WTI Collars	10,000 bbls/d	January – June 2018	US$45.30 – US$62.77/bbl	(2)
WCS Differential	16,300 bbls/d	January – March 2018	US$(13.11)/bbl	14
WCS Differential	14,800 bbls/d	April – June 2018	US$(14.05)/bbl	7
WCS Differential	10,500 bbls/d	January – December 2018	US$(14.52)/bbl	25
Other Financial Positions (1)				(65)
Crude Oil Fair Value Position				(968)

Interest Rate Swaps				(18)

Total Fair Value				(986)
(1)	Other financial positions are part of ongoing operations to market the Company’s production.

Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax

Changes in the following inputs to the option pricing model, with fluctuations in all other variables held constant, could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:

	Sensitivity Range	Increase	Decrease

WCS Forward Prices	± $5.00 per bbl	(167)	111
WTI Option Volatility	± five percent	(95)	85
U.S. to Canadian Dollar Foreign Exchange Rate Volatility	± five percent	2	(27)

Undiscounted Cash Outflows Relating to Financial Liabilities

Undiscounted cash outflows relating to financial liabilities are:

As at December 31, 2017	Less than 1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total

Accounts Payable and Accrued Liabilities	2,635	-	-	-	2,635
Risk Management Liabilities (1)	1,031	20	-	-	1,051
Long-Term Debt (2)	494	2,527	1,429	13,309	17,759
Other	-	21	11	16	48

As at December 31, 2016	Less than 1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total

Accounts Payable and Accrued Liabilities	2,266	-	-	-	2,266
Risk Management Liabilities (1)	293	22	-	-	315
Long-Term Debt (2)	339	2,662	1,150	7,550	11,701
Other	-	25	8	16	49
(1)	Risk management liabilities subject to master netting agreements.
(2)	Principal and interest, including current portion.

Commodity Price Risk [Member]
Description of Objectives, Policies and Processes for Managing Risk [Line Items]
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax

The following table summarizes the sensitivity of the fair value of Cenovus’s risk management positions to fluctuations in commodity prices, with all other variables held constant. Management believes the fluctuations identified in the table below are a reasonable measure of volatility. The impact of fluctuating commodity prices and interest rates on the Company’s open risk management positions could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:

As at December 31, 2017	Sensitivity Range	Increase	Decrease

Crude Oil Commodity Price	± US$5.00 per bbl Applied to Brent, WTI and Condensate Hedges	(529)	507
Crude Oil Differential Price	± US$2.50 per bbl Applied to Differential Hedges Tied to Production	11	(11)

As at December 31, 2016	Sensitivity Range	Increase	Decrease

Crude Oil Commodity Price	± US$5.00 per bbl Applied to Brent, WTI and Condensate Hedges	(198)	193
Crude Oil Differential Price	± US$2.50 per bbl Applied to Differential Hedges Tied to Production	1	(1)

Currency risk [Member]
Description of Objectives, Policies and Processes for Managing Risk [Line Items]
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax

In respect of these financial instruments, the impact of changes in the U.S. to Canadian dollar exchange rate would have resulted in a change to the foreign exchange (gain) loss as follows:

For the years ended December 31,	2017	2016

$0.01 Increase in the U.S. to Canadian Dollar Foreign Exchange Rate	77	48
$0.01 Decrease in the U.S. to Canadian Dollar Foreign Exchange Rate	(77)	(48)

Interest Rate Risk [Member]
Description of Objectives, Policies and Processes for Managing Risk [Line Items]
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax

. In respect of these financial instruments, the impact of changes in the interest rate would have resulted in a change to unrealized gains (losses) impacting earnings before income tax as follows:

For the years ended December 31,	2017	2016

50 Basis Points Increase	44	45
50 Basis Points Decrease	(50)	(52)